Related Party Transactions (Details) $ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2022 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)
Related Party Transaction [Line Items]
Consideration amount			$ (268,000)
Related party transaction rate of interest		2.00%
Gross carrying amount		$ 1,346,526		$ 1,400,612
Impairment loss provided under expected credit loss		$ 4,988		$ 4,988
Immediate Holding Company [Member]
Related Party Transaction [Line Items]
Consideration amount			268,000
Consideration amount			80,155
Fixed service fee (in Dollars)	$ 9
Related party transaction rate of interest		2.00%
Non Controlling Shareholder [Member]
Related Party Transaction [Line Items]
Interest bearing balance			$ 7,643
Interest bearing variable rate			1.15%
Non-interest bearing balance			$ 22,681
Non Controlling Shareholder [Member] | Short Term Debt Tranche One Variable Rate Of Interest [Member]
Related Party Transaction [Line Items]
Interest bearing balance			$ 25,479
Interest bearing variable rate			1.15%
WME [Member] | Immediate Holding Company [Member]
Related Party Transaction [Line Items]
Percentage of interest acquired			100.00%